Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended						12 Months Ended						12 Months Ended												12 Months Ended						12 Months Ended
	Jul. 31, 2012 Segment	Mar. 31, 2013 Segment		Sep. 30, 2012	Mar. 31, 2012		Dec. 31, 2011	Dec. 31, 2012 Segment	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Reporting units where the excess of estimated fair value over carrying value was less than 15% of carrying value Segment	Dec. 31, 2012 Reporting units where the excess of estimated fair value over carrying value was more than 15% of carrying value	Jul. 31, 2012 Reporting units where the excess of estimated fair value over carrying value was more than 15% of carrying value	Dec. 31, 2012 50 Basis Point Decrease in Assumed Royalty Rate	Dec. 31, 2012 100 Basis Point Decrease in Assumed Royalty Rate	Dec. 31, 2012 100 Basis Point Increase in Discount Rate	Dec. 31, 2010 Segment, Discontinued Operations	Dec. 31, 2010 Segment, Continuing Operations	Dec. 31, 2012 Software products	Dec. 31, 2011 Software products	Dec. 31, 2010 Software products	Dec. 31, 2012 Customer base	Dec. 31, 2011 Customer base	Dec. 31, 2010 Customer base	Dec. 31, 2009 Adjustments	Dec. 31, 2011 Restatement Adjustment	Dec. 31, 2010 Restatement Adjustment	Dec. 31, 2009 Restatement Adjustment	Dec. 31, 2010 Restatement Adjustment Segment, Discontinued Operations	Dec. 31, 2010 Restatement Adjustment Segment, Continuing Operations	Dec. 31, 2011 Reclassifications	Dec. 31, 2012 Property And Equipment	Dec. 31, 2011 Property And Equipment	Dec. 31, 2010 Property And Equipment	Dec. 31, 2012 Maximum	Dec. 31, 2012 Maximum Software products	Dec. 31, 2012 Maximum Customer base	Dec. 31, 2012 Maximum Noncompete Agreements	Dec. 31, 2012 Maximum Equipment	Dec. 31, 2012 Maximum Building and Building Improvements	Dec. 31, 2012 Minimum	Dec. 31, 2012 Minimum Software products	Dec. 31, 2012 Minimum Customer base	Dec. 31, 2012 Minimum Noncompete Agreements	Dec. 31, 2012 Minimum Equipment	Dec. 31, 2012 Minimum Building and Building Improvements
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Number of reportable segments		3						3
Undelivered elements, fair value of maintenance as a percentage of software license fee																																			20.00%						18.00%
Investments classified as cash and cash equivalent, original maturities																																			3 months
Property and equipment, estimated useful lives																																							8 years	40 years					3 years	10 years
Depreciation and amortization		$ 73	[1]		$ 71	[1]		$ 287	$ 271	$ 278																						$ 232	$ 221	$ 231
Finite-lived intangible asset, useful life																																				12 years		5 years				3 years		3 years
Finite-lived intangible asset, Average useful life																			8 years
Amortization of intangible assets																			214	241	250
Software development, costs expensed																			163	180	158
Software development, costs capitalized																			22	10	11
Acquired finite-lived intangible asset, useful life																						13 years															18 years						3 years
Amortization of acquired intangible assets		87			101			385	435	448												222	237	238
Trade Name impairment loss for a percent change in the assumed royalty rate or discount rate														108	336	5
Fair value of the SunGard trade name							1,019	1,019	1,019
Number of reporting units	11										1
Assumptions used in estimating the fair value of a reporting unit for annual goodwill impairment test, discount rates																																			12.00%						10.00%
Assumptions used in estimating the fair value of a reporting unit for annual goodwill impairment test, perpetual growth rates																																			4.00%						3.00%
Goodwill impairment charge				385			48	385	48	205							123	205								48	12	36	3	217
Goodwill		4,505					4,885	4,539	4,885	4,856	299	3,700													114	100
Excess of the estimated fair value over carrying value											15.00%		15.00%
Deferred tax liability																									114	100
Assets held for sale																										14
Liabilities held for sale																										14
Benefit from (provision for) income taxes		9			7			38	118	69																48		35
Increase in goodwill and deferred tax liability								100
Other accrued expenses							262	234	262																						76
Other long-term liabilities		$ 77					$ 76	$ 76	$ 76
Recognised income tax position minimum percentage of likely of being realized for measurement																																									50.00%

[1]	Includes amortization of capitalized software.